Document And Entity Information - shares	9 Months Ended
	Sep. 30, 2015	Nov. 13, 2015
Document Information [Line Items]
Document Type	10-Q
Amendment Flag	false
Document Period End Date	Sep. 30, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	Q3
Entity Registrant Name	Pollex, Inc.
Entity Central Index Key	0001178377
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Trading Symbol	PLLX
Entity Common Stock, Shares Outstanding		5,121,688